Pensions and other post-employment benefits - Defined benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pensions and Other Post-Employment Benefits
Defined benefit plan costs	€ 31	€ 234	€ 214
Defined contribution plan costs	220	246	€ 231
Net defined benefit balance	487	(103)
Benefit liabilities	4,343	4,327
Benefit assets	€ 4,830	€ 4,224
Untied States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	92.00%	92.00%
Percentage of total plan assets (as a percent)	91.00%	91.00%